Common Stock (Details Textual) - USD ($)	1 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2016	Sep. 30, 2016	Jul. 31, 2016	May 31, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Common Stock [Line Items]
Common Stock, Shares Authorized					100,000,000	100,000,000		100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized					50,000,000	50,000,000		50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding					10,845,566	10,845,566		3,741,944	1,188,307
Stockholders' Equity, Reverse Stock Split						On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares outstanding. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares outstanding (herein referred to collectively as the Reverse Stock Splits). All share and per share amounts in this report have been adjusted to reflect the effect of these Reverse Stock Splits.		On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares outstanding. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares outstanding (herein referred to collectively as the “Reverse Stock Splits”).
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.86	$ 1.86
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						441,999
Warrants and Rights Outstanding				$ 20,000
Stock Issued During Period, Value, New Issues						$ 607,234
Payments of Stock Issuance Costs						24,247	$ 0	$ 904,914	$ 0
Proceeds from Issuance of Common Stock						631,481	$ 0	7,520,493	$ 0
Adjustments To Additional Paid In Capital Warrants Issued In Connection With Equity Financing To Placement Agents For Over Allotment Option						172,629		$ 20,493
Proceeds from Issuance of Warrants	$ 3,000					2,852
Over Allotment Warrants [Member]
Common Stock [Line Items]
Equity, Fair Value Disclosure	208,000
Equity Relative Fair Value	173,000
Selling, General and Administrative Expenses [Member]
Common Stock [Line Items]
Allocated Share-based Compensation Expense					$ 75,000	157,000
Director [Member]
Common Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Jul. 07, 2026
Lincoln Park Capital Fund LIC Purchase Agreement [Member]
Common Stock [Line Items]
Stock Issued During Period, Value, New Issues		$ 131,000
Stock Issued During Period, Shares, New Issues		40,000
Payments of Stock Issuance Costs						24,000
Common Stock Shares Agreed To Purchase			133,690
Common Stock Value Agreed To Purchase			$ 500,000
Stock Issued During Period, Shares, Issued for Services			52,500
Proceeds from Issuance of Common Stock						$ 607,000
Common Stock [Member]
Common Stock [Line Items]
Stockholders' Equity, Reverse Stock Split						On June 30, 2016, Aytu effected a reverse stock split in which each common stock holder received one share of common stock for each 12 shares. All share and per share amounts for all periods presented in this report have been adjusted to reflect the effect of this reverse stock split.		one share of common stock for each 12 shares
Equity, Fair Value Disclosure	4,400,000			4,200,000
Stock Issued During Period, Value, New Issues						$ 23
Stock Issued During Period, Shares, New Issues						226,190
Stock Issued During Period, Shares, Issued for Services						142,457
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures						1,000,000
Adjustments To Additional Paid In Capital Warrants Issued In Connection With Equity Financing To Placement Agents For Over Allotment Option						$ 0		$ 0
Equity Relative Fair Value	3,700,000
Warrant [Member]
Common Stock [Line Items]
Equity, Fair Value Disclosure	4,200,000			2,100,000
Equity Relative Fair Value	3,500,000
IPO [Member]
Common Stock [Line Items]
Proceeds from Issuance Initial Public Offering	$ 7,600,000			$ 6,300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.86			$ 6.00
Warrants Expiration Term				5 years
Stock Issued During Period, Value, New Issues	$ 8,600,000			$ 7,500,000
Stock Issued During Period, Shares, New Issues	5,735,000			1,562,500
Payments of Stock Issuance Costs	$ 998,000			$ 1,200,000
Over-Allotment Option [Member]
Common Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01			$ 0.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	860,250			234,375
Underwriters Exercised of Over-Allotment Option	285,245			170,822
Adjustments To Additional Paid In Capital Warrants Issued In Connection With Equity Financing To Placement Agents For Over Allotment Option	$ 293,000
Proceeds from Issuance of Warrants	$ 7,300,000